Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
Organization and Operations
Molina Healthcare, Inc. provides quality health care to people receiving government assistance. We offer cost-effective Medicaid-related solutions to meet the health care needs of low-income families and individuals, and to assist government agencies in their administration of the Medicaid program. We have three reportable segments. These segments include our Health Plans and Molina Medicaid Solutions segments, which comprise the vast majority of our operations, and our Other segment. As of December 31, 2015, we changed our reporting structure as a result of the Pathways acquisition in November 2015, which is reported in Other. All prior periods reported conform to this presentation.
Our Health Plans segment consists of health plans in 11 states and the Commonwealth of Puerto Rico, and includes our direct delivery business. As of June 30, 2016, these health plans served 4.2 million members eligible for Medicaid, Medicare, and other government-sponsored health care programs for low-income families and individuals. Additionally, we serve Health Insurance Marketplace (Marketplace) members, most of whom receive government premium subsidies. The health plans are operated by our respective wholly owned subsidiaries in those states, each of which is licensed as a health maintenance organization (HMO). Our direct delivery business consists primarily of the operation of primary care clinics in several states in which we operate.
Our Molina Medicaid Solutions segment provides business processing and information technology development and administrative services to Medicaid agencies in Idaho, Louisiana, Maine, New Jersey, West Virginia, and the U.S. Virgin Islands, and drug rebate administration services in Florida.
Our Other segment includes businesses, such as our Pathways behavioral health and social services provider, that do not meet the quantitative thresholds for a reportable segment as defined by U.S. generally accepted accounting principles (GAAP), as well as corporate amounts not allocated to other reportable segments.
Market Updates - Health Plans
Illinois. On January 1, 2016, our Illinois health plan closed on its acquisition of the Medicaid membership, and certain assets related to the Medicaid business of, Accountable Care Chicago, LLC, also known as MyCare Chicago and Loyola Physician Partners, LLC. See Note 4, "Business Combinations," for further information.
On March 1, 2016, our Illinois health plan closed on its acquisition of the Medicaid membership, and certain assets related to the Medicaid business, of Better Health Network, LLC. See Note 4, "Business Combinations," for further information.
Michigan. On January 1, 2016, our Michigan health plan closed on its acquisition of the Medicaid and MIChild membership, and certain Medicaid and MIChild assets, of HAP Midwest Health Plan, Inc. See Note 4, "Business Combinations," for further information.
New York. On April 19, 2016, we entered into an agreement with Universal American Corp. to acquire all outstanding equity interests of Today's Options of New York, Inc., which operates the Total Care Medicaid plan. Subject to regulatory approvals and the satisfaction of other closing conditions, we expect the transaction to close in the second half of 2016.
Washington. On January 1, 2016, our Washington health plan closed on its acquisition of the Medicaid contracts, and certain assets related to the operation of the Medicaid business, of Columbia United Providers, Inc. See Note 4, "Business Combinations," for further information.
Consolidation and Interim Financial Information
The consolidated financial statements include the accounts of Molina Healthcare, Inc., its subsidiaries, and variable interest entities (VIEs) in which Molina Healthcare, Inc. is considered to be the primary beneficiary. Such VIEs are insignificant to our consolidated financial position and results of operations. In the opinion of management, all adjustments considered necessary for a fair presentation of the results as of the date and for the interim periods presented have been included; such adjustments consist of normal recurring adjustments. All significant intercompany balances and transactions have been eliminated. The consolidated results of operations for the current interim period are not necessarily indicative of the results for the entire year ending December 31, 2016.
The unaudited consolidated interim financial statements have been prepared under the assumption that users of the interim financial data have either read or have access to our audited consolidated financial statements for the fiscal year ended December 31, 2015. Accordingly, certain disclosures that would substantially duplicate the disclosures contained in the December 31, 2015 audited consolidated financial statements have been omitted. These unaudited consolidated interim financial statements should be read in conjunction with our December 31, 2015 audited consolidated financial statements.

Basis of Presentation
Organization and Operations
Molina Healthcare, Inc. provides quality health care to people receiving government assistance. We offer cost-effective Medicaid-related solutions to meet the health care needs of low-income families and individuals, and to assist government agencies in their administration of the Medicaid program. We have three reportable segments. These segments include our Health Plans and Molina Medicaid Solutions segments, which comprise the vast majority of our operations, and our Other segment. As of December 31, 2015, we changed our reporting structure as a result of the Pathways acquisition in November 2015, which is reported in Other. See Note 20, "Segment Information," for further details.
Our Health Plans segment consists of health plans in 11 states and the Commonwealth of Puerto Rico, and includes our direct delivery business. As of December 31, 2015, these health plans served over 3.5 million members eligible for Medicaid, Medicare, and other government-sponsored health care programs for low-income families and individuals. Additionally, we serve Health Insurance Marketplace members, most of whom receive government premium subsidies. The health plans are operated by our respective wholly owned subsidiaries in those states, each of which is licensed as a health maintenance organization (HMO). Our direct delivery business consists primarily of the operation of primary care clinics in several states in which we operate.
Our health plans’ state Medicaid contracts generally have terms of three to four years. These contracts typically contain renewal options exercisable by the state Medicaid agency, and allow either the state or the health plan to terminate the contract with or without cause. Our health plan subsidiaries have generally been successful in retaining their contracts, but such contracts are subject to risk of loss when a state issues a new request for proposals (RFP) open to competitive bidding by other health plans. If one of our health plans is not a successful responsive bidder to a state RFP, its contract may be subject to non-renewal.
In addition to contract renewal, our state Medicaid contracts may be periodically amended to include or exclude certain health benefits (such as pharmacy services, behavioral health services, or long-term care services); populations such as the aged, blind or disabled (ABD); and regions or service areas.
Our Molina Medicaid Solutions segment provides business processing and information technology development and administrative services to Medicaid agencies in Idaho, Louisiana, Maine, New Jersey, West Virginia, and the U.S. Virgin Islands, and drug rebate administration services in Florida.
Our Other segment includes other businesses, such as our Pathways behavioral health and social services provider, that do not meet the quantitative thresholds for a reportable segment as defined by U.S. generally accepted accounting principles (GAAP), as well as corporate amounts not allocated to other reportable segments.
Market Update—Other
Pathways. On November 1, 2015, we acquired all of the outstanding ownership interests in Pathways Health and Community Support LLC (Pathways), formerly known as Providence Human Services, LLC. Pathways is one of the largest national providers of accessible, outcome-based behavioral/mental health and social services with operations in 23 states and the District of Columbia. See Note 4, "Business Combinations," for further information.
Market Updates—Health Plans
Medicare-Medicaid Plans. To coordinate care for those who qualify to receive both Medicare and Medicaid services (the "dual eligible"), and to deliver services to these individuals in a more financially efficient manner, some states have undertaken demonstration programs to integrate Medicare and Medicaid services for dual eligible individuals. The health plans participating in such demonstrations are referred to as Medicare-Medicaid Plans (MMPs). We operate MMPs in six states. Our MMPs in California, Illinois, and Ohio offered coverage beginning in 2014; our MMPs in South Carolina and Texas offered coverage beginning in the first quarter of 2015; and our MMP in Michigan offered coverage beginning in the second quarter of 2015. At December 31, 2015, our membership included approximately 51,000 integrated MMP members.
Florida. On November 1, 2015, our Florida health plan closed on its acquisition of the Medicaid contracts, and certain assets related to operation of the Medicaid business, of Integral Health Plan, Inc. See Note 4, "Business Combinations," for further information.
On August 1, 2015, our Florida health plan closed on its acquisition of the Medicaid contracts, and certain assets related to the operation of the Medicaid business, of Preferred Medical Plan, Inc. See Note 4, "Business Combinations," for further information.
Illinois. On January 1, 2016, our Illinois health plan closed on its acquisition of the Medicaid membership, and certain assets related to the Medicaid business of, Accountable Care Chicago, LLC, also known as MyCare Chicago. We assumed approximately 58,000 Medicaid members in this acquisition.
On January 1, 2016, our Illinois health plan closed on its acquisition of the Medicaid membership, and certain assets related to the Medicaid business, of Loyola Physician Partners, LLC. We assumed approximately 21,000 Medicaid members in this acquisition.
On November 30, 2015, we announced that our Illinois health plan entered into an agreement to assume the membership and certain Medicaid assets of Better Health Network, LLC (Better Health). As of November 30, 2015, Better Health served approximately 40,000 members in the Medicaid Family Health program in Cook County. Subject to regulatory approvals and the satisfaction of other closing conditions, we expect the transaction to close during the first half of 2016.
Michigan. On January 1, 2016, our Michigan health plan closed on its acquisition of the Medicaid and MIChild membership, and certain Medicaid and MIChild assets, of HAP Midwest Health Plan, Inc. We assumed approximately 81,000 Medicaid and MIChild members in this acquisition.
In October 2015, the Michigan Department of Health and Human Services announced that Molina Healthcare of Michigan was recommended to serve the state's Medicaid members under Michigan's Comprehensive Health Plan, which commenced on January 1, 2016. The new contract has a five-year term with three one-year extensions, and covers Regions 2 through 6, and 8 through 10 of the state, representing an expansion into 18 additional counties compared with the previous Michigan Medicaid contract.
On September 1, 2015, our Michigan health plan closed on its acquisition of the Medicaid and MIChild contracts, and certain provider agreements, of HealthPlus of Michigan and its subsidiary, HealthPlus Partners, Inc. See Note 4, "Business Combinations," for further information.
Puerto Rico. Effective April 1, 2015, our Puerto Rico health plan served its first members. As of December 31, 2015, our Puerto Rico plan enrollment amounted to approximately 348,000 members.
Washington. In November 2015, our Washington health plan was selected by the Washington State Health Care Authority (HCA) to negotiate and enter into managed care contracts for the Southwest region of the state's Apple Health Fully Integrated Managed Care Program. Molina Healthcare of Washington was selected by HCA pursuant to the request for proposal HCA issued in August 2015. The start date for the new contract is scheduled for April 1, 2016.
On January 1, 2016, our Washington health plan closed on its acquisition of the Medicaid membership and certain Medicaid assets of Columbia United Providers, Inc. We assumed approximately 57,000 Medicaid members in this acquisition.
Market Update—Molina Medicaid Solutions
New Jersey. On April 9, 2015, the state of New Jersey announced its selection of Molina Medicaid Solutions to design and operate that state's new Medicaid management information system (MMIS). The new contract was effective May 1, 2015, and has a term of 10 years with three one-year renewal options. Molina Medicaid Solutions was the state's incumbent MMIS provider, and was awarded the new contract as a result of Molina Medicaid Solutions' submission in response to the state of New Jersey's request for proposals.
Consolidation
The consolidated financial statements include the accounts of Molina Healthcare, Inc., its subsidiaries, and variable interest entities in which Molina Healthcare, Inc. is considered to be the primary beneficiary. See Note 18, "Variable Interest Entities (VIEs)," for more information regarding these variable interest entities. In the opinion of management, all adjustments considered necessary for a fair presentation of the results as of the date and for the periods presented have been included; such adjustments consist of normal recurring adjustments. All significant inter-company balances and transactions have been eliminated in consolidation. Financial information related to subsidiaries acquired during any year is included only for periods subsequent to their acquisition.
Presentation and Reclassifications
Beginning in 2013, after our Medicaid contract with the state of Missouri expired, we have reported the results relating to the Missouri health plan as discontinued operations for all periods presented. Additionally, we abandoned our equity interests in the Missouri health plan during the second quarter of 2013, resulting in the recognition of a tax benefit of $10 million, which is also included in discontinued operations in the consolidated statements of income. The Missouri health plan's premium revenues were insignificant for all periods presented.
We have reclassified certain amounts in the 2014 consolidated balance sheet to conform to the 2015 presentation relating to the presentation of deferred taxes and debt issuance costs. Both reclassifications are a result of recently adopted accounting pronouncements. See Note 2, "Significant Accounting Policies," for further information.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Principal areas requiring the use of estimates include:

•	The determination of medical claims and benefits payable of our Health Plans segment;

•	Health plan contractual provisions that may limit revenue recognition based upon the costs incurred or the profits realized under a specific contract;

•	Health plan quality incentives that allow us to recognize incremental revenue if certain quality standards are met;

•	Molina Medicaid Solutions segment revenue and cost recognition;

•	Settlements under risk or savings sharing programs;

•	The assessment of deferred contract costs, deferred revenue, long-lived and intangible assets, and goodwill for impairment;

•	The determination of professional and general liability claims, and reserves for potential absorption of claims unpaid by insolvent providers;

•	The determination of reserves for the outcome of litigation;

•	The determination of valuation allowances for deferred tax assets; and

•	The determination of unrecognized tax benefits.